Intangible Assets, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net (Textual)
Amortization expense	$ 2,754	$ 532
Intangible asset, useful life	7 years